FAIR VALUE MEASUREMENTS - Plan's fair value hierarchy for those assets measured at fair value on a recurring basis (Details) - ECOLAB PUERTO RICO SAVINGS PLAN - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Total investments	$ 14,469	$ 14,483
Ecolab Inc. common stock
FAIR VALUE MEASUREMENTS
Total investments	4,580	5,473
Registered investment companies
FAIR VALUE MEASUREMENTS
Total investments	4,379	4,724
Common/collective trusts
FAIR VALUE MEASUREMENTS
Total investments	5,510	4,286
Level 1, 2 and 3
FAIR VALUE MEASUREMENTS
Total investments	8,959	10,197
Level 1, 2 and 3 | Ecolab Inc. common stock
FAIR VALUE MEASUREMENTS
Total investments	4,580	5,473
Level 1, 2 and 3 | Registered investment companies
FAIR VALUE MEASUREMENTS
Total investments	4,379	4,724
Level 1
FAIR VALUE MEASUREMENTS
Total investments	8,959	10,197
Level 1 | Ecolab Inc. common stock
FAIR VALUE MEASUREMENTS
Total investments	4,580	5,473
Level 1 | Registered investment companies
FAIR VALUE MEASUREMENTS
Total investments	4,379	4,724
Net Asset Value | Common/collective trusts
FAIR VALUE MEASUREMENTS
Total investments	$ 5,510	$ 4,286